Average Annual Total Returns (Vanguard Global ex-U.S. Real Estate Index Fund Institutional)	Vanguard Global ex-U.S. Real Estate Index Fund Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Global ex-U.S. Real Estate Index Fund Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Global ex-U.S. Real Estate Index Fund Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	S&P Global ex-U.S. Property Index Vanguard Global ex-U.S. Real Estate Index Fund Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.20%	0.66%	1.48%	2.92%
Since Inception	6.07%	4.53%	4.17%	6.18%